Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (CEO) and non-CEO
NEOs and certain financial performance measures of the Company for the years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the human capital management and compensation committee evaluates compensation decisions.

YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	COMPENSATION ACTUALLY PAID TO CEO ($) (2)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($) (2)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (5)		NET LOSS ($) (MILLIONS)	NET REVENUES ($) (MILLIONS) (6)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	5,016,951	301,397	1,912,190	459,570	4.97	147.23	(160.3)	326.5
2023	6,713,337	3,235,433	2,291,354	1,261,801	11.77	139.82	(338.1)	343.4
2022	6,770,871	(6,453,862)	2,656,373	(1,184,913)	16.28	136.87	(366.1)	418.9
2021	6,572,625	(8,778,700)	5,782,695	4,365,316	86.19	138.63	(182.1)	464.7
2020	5,333,325	36,691,835	3,061,853	10,499,584	165.34	119.76	(52.8)	406.8

(1)	The following table lists the CEO and non-CEO NEOs for each of years 2024, 2023, 2022, 2021 and 2020:

YEAR	CEO	NON-CEO NEOS
2024	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Teri L. Witteman, Jonathan Nelson
2023	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Jonathan Nelson, Akerho “AK” Oghoghomeh
2022	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Margaret “Jackie” Trask, Teri L. Witteman, Phil Hardin, Bernie Adcock, Deanna Jurgens
2021	Ethan Brown	Phil Hardin, Mark J. Nelson, Gary Schultz, Doug Ramsey, Bernie Adcock, Deanna Jurgens
2020	Ethan Brown	Mark J. Nelson, Sanjay C. Shah, Charles Muth, Stuart Kronauge

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Brown in accordance with the Pay Versus Performance Rules:

		EQUITY AWARD ADJUSTMENTS
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	COMPENSATION ACTUALLY PAID TO CEO ($)
2024	5,016,951	(4,500,019)	1,103,136	(1,192,983)	0	(125,688)	301,397
2023	6,713,337	(5,900,005)	2,761,081	(399,466)	88,923	(28,438)	3,235,433
2022	6,770,871	(6,255,489)	1,479,685	(4,245,608)	(351,693)	(3,851,628)	(6,453,862)
2021	6,572,625	(5,888,273)	1,939,794	(13,048,744)	830,244	815,654	(8,778,700)
2020	5,333,325	(4,830,325)	5,311,236	17,536,085	1,292,640	12,048,874	36,691,835

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-CEO
NEOs in accordance with the Pay Versus Performance Rules.

		EQUITY AWARD ADJUSTMENTS
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)
2024	1,912,190	(1,487,378)	461,265	(380,221)	0	(46,286)	459,570
2023	2,291,354	(1,725,015)	797,890	(101,084)	12,107	(13,451)	1,261,801
2022	2,656,373	(2,201,026)	457,139	(1,312,497)	(389,865)	(395,036)	(1,184,913)
2021	5,782,695	(5,257,003)	4,693,472	(888,213)	8,903	25,461	4,365,316
2020	3,061,853	(2,678,822)	2,284,936	4,016,610	1,091,783	2,723,224	10,499,584

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100.00 on December 31, 2019, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P Food and Beverage Select Industry Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
under the Exchange Act for our 2024 Form
10-K.

(6)
We have determined that Net Revenues is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2024, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). We generate net revenues primarily from sales of our products to our customers across mainstream grocery, mass merchandiser, club store and natural retailer channels, and various food-away-from-home channels, including restaurants, foodservice outlets and schools, mainly in the United States. We routinely offer sales discounts and promotions through various programs to customers and consumers. These programs include rebates, temporary on-shelf
price reductions,
off-invoice
discounts, retailer advertisements, product coupons and other trade activities. The expense associated with these discounts and promotions is estimated and recorded as a reduction in total gross revenues in order to arrive at reported net revenues. Please refer to our consolidated financial statements and the related notes thereto included in our 2024 Form
10-K
for more information. We use net revenues as a financial performance measure in determining cash STI payments under the Bonus Plan for our NEOs. Net revenues incentivizes revenue growth and rewards efforts to grow and expand our business.

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote
(1)	The following table lists the CEO and non-CEO NEOs for each of years 2024, 2023, 2022, 2021 and 2020:

YEAR	CEO	NON-CEO NEOS
2024	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Teri L. Witteman, Jonathan Nelson
2023	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Jonathan Nelson, Akerho “AK” Oghoghomeh
2022	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Margaret “Jackie” Trask, Teri L. Witteman, Phil Hardin, Bernie Adcock, Deanna Jurgens
2021	Ethan Brown	Phil Hardin, Mark J. Nelson, Gary Schultz, Doug Ramsey, Bernie Adcock, Deanna Jurgens
2020	Ethan Brown	Mark J. Nelson, Sanjay C. Shah, Charles Muth, Stuart Kronauge

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100.00 on December 31, 2019, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P Food and Beverage Select Industry Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
under the Exchange Act for our 2024 Form
10-K.

PEO Total Compensation Amount	$ 5,016,951	$ 6,713,337	$ 6,770,871	$ 6,572,625	$ 5,333,325
PEO Actually Paid Compensation Amount	$ 301,397	3,235,433	(6,453,862)	(8,778,700)	36,691,835
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Brown in accordance with the Pay Versus Performance Rules:

		EQUITY AWARD ADJUSTMENTS
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	COMPENSATION ACTUALLY PAID TO CEO ($)
2024	5,016,951	(4,500,019)	1,103,136	(1,192,983)	0	(125,688)	301,397
2023	6,713,337	(5,900,005)	2,761,081	(399,466)	88,923	(28,438)	3,235,433
2022	6,770,871	(6,255,489)	1,479,685	(4,245,608)	(351,693)	(3,851,628)	(6,453,862)
2021	6,572,625	(5,888,273)	1,939,794	(13,048,744)	830,244	815,654	(8,778,700)
2020	5,333,325	(4,830,325)	5,311,236	17,536,085	1,292,640	12,048,874	36,691,835

Non-PEO NEO Average Total Compensation Amount	$ 1,912,190	2,291,354	2,656,373	5,782,695	3,061,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ 459,570	1,261,801	(1,184,913)	4,365,316	10,499,584
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-CEO
NEOs in accordance with the Pay Versus Performance Rules.

		EQUITY AWARD ADJUSTMENTS
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)
2024	1,912,190	(1,487,378)	461,265	(380,221)	0	(46,286)	459,570
2023	2,291,354	(1,725,015)	797,890	(101,084)	12,107	(13,451)	1,261,801
2022	2,656,373	(2,201,026)	457,139	(1,312,497)	(389,865)	(395,036)	(1,184,913)
2021	5,782,695	(5,257,003)	4,693,472	(888,213)	8,903	25,461	4,365,316
2020	3,061,853	(2,678,822)	2,284,936	4,016,610	1,091,783	2,723,224	10,499,584

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Revenues
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative TSR
Tabular List, Table
Tabular List of Most Important Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs, for 2024, to Company performance, as further described in our “Compensation Discussion and Analysis” within the section titled “2024 NEO Compensation Details—Executive Incentive Bonus Plan.”

MOST IMPORTANT PERFORMANCE MEASURES
Net Revenues
Gross Margin
Free Cash Flow
Operating Expenses

Total Shareholder Return Amount	$ 4.97	11.77	16.28	86.19	165.34
Peer Group Total Shareholder Return Amount	147.23	139.82	136.87	138.63	119.76
Net Income (Loss)	$ (160,300,000)	$ (338,100,000)	$ (366,100,000)	$ (182,100,000)	$ (52,800,000)
Company Selected Measure Amount	326,500,000	343,400,000	418,900,000	464,700,000	406,800,000
PEO Name	Ethan Brown	Ethan Brown	Ethan Brown	Ethan Brown	Ethan Brown
Additional 402(v) Disclosure
(6)
We have determined that Net Revenues is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2024, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). We generate net revenues primarily from sales of our products to our customers across mainstream grocery, mass merchandiser, club store and natural retailer channels, and various food-away-from-home channels, including restaurants, foodservice outlets and schools, mainly in the United States. We routinely offer sales discounts and promotions through various programs to customers and consumers. These programs include rebates, temporary on-shelf
price reductions,
off-invoice
discounts, retailer advertisements, product coupons and other trade activities. The expense associated with these discounts and promotions is estimated and recorded as a reduction in total gross revenues in order to arrive at reported net revenues. Please refer to our consolidated financial statements and the related notes thereto included in our 2024 Form
10-K
for more information. We use net revenues as a financial performance measure in determining cash STI payments under the Bonus Plan for our NEOs. Net revenues incentivizes revenue growth and rewards efforts to grow and expand our business.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Expenses
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,500,019)	$ (5,900,005)	$ (6,255,489)	$ (5,888,273)	$ (4,830,325)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,103,136	2,761,081	1,479,685	1,939,794	5,311,236
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,192,983)	(399,466)	(4,245,608)	(13,048,744)	17,536,085
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	88,923	(351,693)	830,244	1,292,640
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,688)	(28,438)	(3,851,628)	815,654	12,048,874
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,487,378)	(1,725,015)	(2,201,026)	(5,257,003)	(2,678,822)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,265	797,890	457,139	4,693,472	2,284,936
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,221)	(101,084)	(1,312,497)	(888,213)	4,016,610
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	12,107	(389,865)	8,903	1,091,783
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (46,286)	$ (13,451)	$ (395,036)	$ 25,461	$ 2,723,224